Commitment and Contingent Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Commitment and Contingent Liabilities
2020 (remaining three months)	$ 0.9		$ 0.9
2020	3.7		3.7		$ 3.5
2021	3.1		3.1		3.3
2022	0.4		0.4		2.9
2023	0.4		0.4		0.3
Aggregate minimum rental commitments	8.5		8.5		10.3
Rental expense	0.9	$ 0.8	2.8	$ 2.0	3.0	$ 1.5
Office leases, payment guarantees
Loss Contingencies [Line Items]
Guarantees	$ 0.6		$ 0.6		$ 0.6	$ 0.5